Expense Example - Transamerica JPMorgan Core Bond VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	53	167	291	653	79	246	428	954